PGIM AAA CLO ETF Expense Example, No Redemption - PGIM AAA CLO ETF - No Share Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 19
Expense Example, No Redemption, 3 Years	61
Expense Example, No Redemption, 5 Years	107
Expense Example, No Redemption, 10 Years	$ 243